Consolidated Statements of Operations (FY) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Formation and operating costs	$ 45,047	$ 1,270,554
Loss from operations	(45,047)	(1,270,554)
Other income
Interest income earned on investments held in trust account	6,461	2,579,268
Offering costs allocated to warrants	(258,548)
Change in fair value of warrant liabilities	597,567	6,358,235
Total other income, net	345,480	8,937,503
Income before provision for income taxes	300,433	7,666,949
Provision for income taxes		(499,211)
Net income	$ 300,433	$ 7,167,738
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	738,327	18,975,000
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share)	$ 0.06	$ 0.3
Basic and diluted weighted average shares outstanding, common stock (in Shares)	4,166,586	5,193,750
Basic and diluted net income per share, common stock (in Dollars per share)	$ 0.06	$ 0.3